Note 11 - Income Taxes - Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current tax expense		¥ 158,291	¥ 41,985	¥ 26,620
Deferred tax (income) expense		9,512	(14,736)	(1,067)
Income tax expense	$ 25,791	¥ 167,803	¥ 27,249	¥ 25,553